Derivative Liabilities and Convertible Promissory Notes	12 Months Ended
Dec. 31, 2025
Derivative Liabilities and Convertible Promissory Notes [Abstract]
Derivative Liabilities and Convertible Promissory Notes

NOTE 11 — DERIVATIVE LIABILITIES AND CONVERTIBLE PROMISSORY NOTES

a.	Additional Warrants:

On November 28, 2022, in connection with certain adjustments pursuant to the terms of the Initial Public Offering (“IPO”) Warrants (see note 13(b)(1)), the Company issued additional 2,824,525 warrants (the “Additional Warrants”) to certain qualified holders (as defined in the IPO Warrants). The Additional Warrants are exercisable to purchase up to 130 ordinary shares. The term of each Additional Warrant is five years from the issuance date.

Each Additional Warrant holder receives semi-annual payments equal to approximately 2.3% of the Company’s gross revenues, calculated for the first and second six-month fiscal periods, shared pro rata among qualified holders (“Revenue Sharing Payment”). The Additional Warrants may be redeemed by the Company at any time at a price equal to three times the initial exercise price of $43,749. The Revenue Sharing Payment related to 2025 ,2024 and 2023 was $384, $312 and $269, respectively.

Because the Additional Warrants include provisions that require payments based on the Company’s gross revenues and provide for cash redemption, the Company classified the Additional Warrants as derivative liabilities. The Additional Warrants are measured at fair value at each reporting date, with changes in fair value recognized within finance expenses (income), net.

The value of the Additional Warrants was calculated based on the binomial option pricing model. Additionally, the revenue forecast over the contractual term of the Additional Warrants is a significant input in the valuation.

The following table lists the significant unobservable inputs used for calculation of fair value of the Additional Warrants:

	December 31, 2025	December 31, 2024
Expected volatility	152.67%	133.54%
Exercise price	$3,125	$43,749
Share price	$11.51	$611.66
Risk-free interest rate	3.47%	4.27%
Dividend yield	-	-
Expected life	1.91	2.91
Weighted average cost of capital (WACC)	20.4%	21.9%

b.	Series A Warrants:

In connection with a Private Placement that closed on January 29, 2024 (see note 13(b)(4)), the Company issued Series A Warrants initially exercisable for up to 1,093 ordinary shares at an exercise price of $8,322.86 per share and expiring 66 months from the issuance date.

The Series A Warrants contained a price-based reset mechanism tied to the effectiveness of the resale registration statement. Upon the effectiveness of the resale registration statement on March 11, 2024, the Series A Warrants became exercisable for 4,323 ordinary shares at an exercise price of $2,103 (subject to certain anti-dilution and share combination event protections).

The Series A Warrants also included a down-round adjustment feature under which the exercise price may be reduced in connection with certain future equity issuances at prices below the then-current exercise price.

In addition, the Series A Warrants included a reset feature triggered by certain capital structure events (including share splits, reverse share splits, share dividends, recapitalizations, and similar transactions), under which the exercise price and the number of shares issuable could be adjusted based on the post-event reference trading price. Following the reverse share split on November 26, 2024 (see Note 1(d)), the Series A Warrants were adjusted to an exercise price of $643 per share and 14,148 underlying ordinary shares. Following an additional reverse share split that was effected on June 16, 2025, no further adjustment was required because the reset mechanism did not result in a lower post–reverse split reference price. See note 20(8) regarding adjustment of the reset mechanism following the reverse share split on February 17, 2026.

Because the Series A Warrants include ongoing price and share reset features, the Company concluded that the Series A Warrants did not meet the equity classification conditions in ASC 815-40. Accordingly, the Series A Warrants are classified as derivative liabilities and are remeasured at fair value at each reporting date, with changes in fair value recognized within finance expenses (income), net.

The following table lists the significant unobservable inputs used for calculation of fair value of Series A Warrants:

	December 31, 2025	December 31, 2024
Expected volatility	152.67%	114.9%
Exercise price	$14.42	$642.79
Share price	$11.51	$611.66
Risk-free interest rate	3.6%	4.4%
Dividend yield	-	-
Expected life	3.58	4.58

c.	Series B Warrants:

In connection with the Private Placement that closed on January 29, 2024 (see note 13(b)(4)), the Company issued Series B Warrants that became exercisable upon satisfaction of specified conditions and were subject to the resale registration statement reset mechanism. Upon effectiveness of the resale registration statement on March 11, 2024, the Series B Warrants became exercisable for 2,555 ordinary shares at an exercise price of $0.03 per share.

Following the effectiveness of the resale registration statement on March 11, 2024, the terms of the Series B Warrants became fixed and no longer included variable settlement provisions. Accordingly, the Company reassessed classification under ASC 815-40 and reclassified the Series B Warrants from liability to equity as of March 11, 2024.

The following table presents changes in the fair value of the derivative Series A Warrants and the Additional Warrants liability during the period:

	Series A Warrants	Additional Warrants	Total
Balance as of December 31, 2023	-	1,375	1,375
Issuance on January 29, 2024	4,301	-	4,301
Exercise of warrants	(63)	-	(63)
Change in fair value	968	(361)	607
Balance as of December 31, 2024	5,206	1,014	6,220
Exercise of warrants	(394)	-	(394)
Change in fair value	(4,288)	(280)	(4,567)
Balance as of December 31, 2025	525	734	1,259

d.	January 2025 Convertible promissory notes and warrants:

On January 16, 2025, the Company issued a non-recourse convertible promissory note (the “January Note”) to an institutional investor in the principal amount of $2,850 and a warrant to purchase up to 3,197 ordinary shares (the “January Warrant”). The Company received net proceeds of $2,565 thousand, after a 10% issuance discount, in connection with such issuance.

The January Note bears interest at an annual rate of 8% and is repayable in a single payment on July 16, 2026. The outstanding amount under the January Note is convertible, at the option of the holder, into the Company’s ordinary shares at a conversion price equal to the lower of (i) $668.74, representing 110% of the volume-weighted average price (“VWAP”) of the Company’s ordinary shares on January 15, 2025, or (ii) 95% of the lowest daily VWAP during the 20 consecutive trading days immediately preceding the applicable conversion date.

The January Warrant was issued with an initial exercise price of $580 per share, subject to certain anti-dilution adjustments and other adjustments, and was exercisable upon issuance for a term of 5.5 years, expiring on July 16, 2030.

Upon issuance, both the January Note and the January Warrant were classified as liabilities and recorded at fair value through profit or loss, as the conversion and adjustment features did not meet the criteria for equity classification. At the issuance date, the fair value of the January Note was $4,246 and the fair value of the January Warrant was $1,520 thousand. Because the combined fair value exceeded the proceeds received, the Company recognized an immediate expense of $3,201 in financial expense, net.

From January 2025 to June 30, 2025, the holder of the January Note converted an aggregate of $2,673 of the principal amount into ordinary shares. On July 1, 2025, the Company repaid the remaining balance of the January Note in the amount of $271 thousand.

On June 30, 2025, the Company and the holder amended certain terms of the January Warrant. Following an evaluation of the amended terms, the Company concluded that the warrant is considered indexed to its own equity and reclassified the warrant liability to additional paid-in capital in the amount of $232.

The following table lists the significant unobservable inputs used for calculation of fair value of January Note and January Warrant as of January 16, 2025:

	January Note	January Warrant
Expected volatility	152.28%	110.69%
Exercise price	$667.80	$667.80
Share price	$583.10	$583.10
Risk-free interest rate	4.21%	4.41%
Dividend yield	-	-
Expected life	1.5	5.5

The following table presents changes in the fair value of the January Note and the January Warrants during the period:

	January Note	January Warrant
Balance as of December 31, 2024	-	-
Issuance of promissory notes and derivative liability	4,246	1,520
Conversions into ordinary shares	(3,159)	-
Change in fair value(*)	(816)	(1,288)
Reclassification to equity	-	(232)
Repayment	(271)	-
Balance as of December 31, 2025	-	-

(*)	Upon issuance, the Company recognized a day-one loss of $3,201 thousand relating to the January Note and January Warrant, in addition to the revaluation disclosed above.

e.	Convertible Promissory Notes - June 2025 Facility:

On June 26, 2025, the Company entered into a securities purchase agreement (the “June SPA”) with an institutional investor (the “Investor”), pursuant to which the Company may, from time to time and subject to specified conditions, issue and sell convertible promissory notes (the “June Notes”, and each a “June Note”) in an aggregate principal amount of up to $100,000.

At the initial closing, the Company issued a June Note with a principal amount of $5,000 for a purchase price of $4,500 in cash. Beginning December 1, 2025, and subject to the terms of the June SPA and satisfaction of certain conditions, the Company may request additional drawdowns of up to $2,500 each quarter, with a purchase price equal to 90% of the principal amount.

Each June Note bears interest at an annual rate of 4% (increasing to 14% upon an event of default) and is repayable in ten equal monthly installments beginning on the 18th month following its date of issuance, unless repaid earlier at the Company’s discretion or extended at the Investor’s option. The outstanding balance is convertible, at the option of the Investor, at a conversion price equal to the lower of (i) $95.20 per share and (ii) 88% of the lowest daily VWAP during the 20 trading days preceding conversion, subject to a floor of $14.40 per share and certain other adjustments.

The following table lists the significant unobservable inputs used for calculation of fair value of June Notes:

	December 31, 2025	June 28, 2025
Expected volatility	150.73%	156.93%
Exercise price	$14.42	$14.39
Share price	$11.51	$115.64
Risk-free interest rate	3.48%	3.83%
Dividend yield	-	-
Expected life	0.98	1.5

The June Notes contain variable conversion terms and other features that do not qualify for equity classification under ASC 815-40. Accordingly, the June Notes are accounted for as liabilities measured at fair value with changes in fair value recognized in financial expense (income), net.

The Company issued an additional June Note on December 9, 2025 with a principal amount of $500 thousand for a purchase price of $450 thousand in cash, which included a conversion price floor of $12.91 per share.

The activity in the June Notes is summarized below:

	Principle amount	Fair Value
Balance as of January 1, 2025	-	-
Issuance of June Notes (June 26, 2025)	5,000	4,500
Issuance of June Note (December 9, 2025)	500	450
Conversions	(4,358)	(4,358)
Accrued interest	85	85
Remeasurement gain (loss) recognized in financial expense, net	-	1
Balance as of December 31, 2025	1,227	678